Fair Value - Schedule of Fair Value, Assets Measured on Nonrecurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	$ 73	$ 49
Loans - collateral dependent loans	126,696	64,312
Mortgage servicing rights	42	47
Level 1 | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Loans - collateral dependent loans	0	0
Mortgage servicing rights	0	0
Level 2 | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	38	4
Loans - collateral dependent loans	1,479	1,679
Mortgage servicing rights	0	0
Level 3 | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	35	45
Loans - collateral dependent loans	125,217	62,633
Mortgage servicing rights	42	47
Fair Value, Nonrecurring | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	12	23
Loans - collateral dependent loans	265	149
Other real estate owned	16	43
Mortgage servicing rights		0
Fair Value Measurements	293	215
Fair Value, Nonrecurring | Changes Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	(4)	(1)
Loans - collateral dependent loans	(131)	(24)
Other real estate owned	4	14
Mortgage servicing rights		1
Fair Value Measurements	(131)	(10)
Fair Value, Nonrecurring | Level 1 | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Loans - collateral dependent loans	0	0
Other real estate owned	0	0
Mortgage servicing rights		0
Fair Value Measurements	0	0
Fair Value, Nonrecurring | Level 2 | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Loans - collateral dependent loans	0	0
Other real estate owned	0	0
Mortgage servicing rights		0
Fair Value Measurements	0	0
Fair Value, Nonrecurring | Level 3 | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	12	23
Loans - collateral dependent loans	265	149
Other real estate owned	16	43
Mortgage servicing rights		0
Fair Value Measurements	$ 293	$ 215